Investment in equity investees (Tables)	12 Months Ended
Mar. 31, 2017
Investment in equity investees
Investment in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance at April 1, 2015	15,673	18,204	33,877
Additions (i)	19,764	41,968	61,732
Share of results, other comprehensive income and other reserves (ii)	—	(1,296)	(1,296)
Less: disposals and transfers (iii)	(2,150)	(751)	(2,901)
Less: impairment loss	(902)	—	(902)
Foreign currency translation adjustments	879	72	951

Balance at March 31, 2016	33,264	58,197	91,461
Additions (i)	8,860	35,154	44,014
Share of results, other comprehensive income and other reserves (ii)	—	(2,074)	(2,074)
Less: disposals and transfers (iii)	(6,275)	(6,215)	(12,490)
Less: impairment loss	(2,125)	(245)	(2,370)
Foreign currency translation adjustments	1,680	147	1,827

Balance at March 31, 2017	35,404	84,964	120,368

(i)

Additions during the year ended March 31, 2016 included the fair value of the retained noncontrolling investment in Alibaba Pictures which is accounted for as an equity method investee after the deconsolidation (Note 4(j)). Additions during the year ended March 31, 2017 included the investments of RRS (Note 4(o)) and Intime (Note 4(v)). The investment in RRS is accounted for as an equity method investee upon the exchange of the convertible and exchangeable bond in January 2017. The investment in Intime was accounted for as an equity method investee upon the conversion of the convertible bond in June 2016 and before the privatization of Intime in May 2017.

(ii)

Share of results, other comprehensive income and other reserves included the share of results of the equity investees, the gain or loss arising from the deemed disposal of the equity investees and the amortization of basis differences. The balance excluded the expenses in connection with the share-based awards relating to ordinary shares of the Company and Ant Financial Services granted to employees of certain equity investees (Note 8(d)).

(iii)

During the year ended March 31, 2016, disposals under the cost method were primarily related to the partial disposal of the Company's investment in an equity investee. A gain of approximately RMB3,078 million arising from such disposal was recognized in interest and investment income, net in the consolidated income statement. Transfers under the equity method were primarily related to the consolidation of Alibaba Health upon which the control was obtained by the Company (Note 4(h)).

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Operating data:
Revenue	12,010	20,808	125,701
Cost of revenue	(9,816)	(17,505)	(109,790)
Loss from operations	(1,238)	(5,429)	(9,071)
Net loss	(1,269)	(1,504)	(6,743)

	As of March 31,
	2016	2017
	(in millions of RMB)
Balance sheet data:
Current assets	42,700	137,900
Non-current assets	33,532	122,844
Current liabilities	15,125	93,354
Non-current liabilities	537	12,375
Noncontrolling interests	809	7,443